Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2023	2024	2025
		(in thousands)
Current
Government grant advances	19.1	$708	$631	$1,364
Research project financing	19.2	1,518	3,549	2,945
Government loans	19.3	1,727	1,299	734
Accrued interest	19.2	653	385	244
Total current portion		$4,606	$5,864	$5,287
Non-current
Government grant advances	19.1	$328	$676	$564
Research project financing	19.2	259	4,417	2,627
Government loans	19.3	173	616	—
Accrued interest	19.2	2,496	576	106
Total non-current portion		$3,256	$6,285	$3,297